STOCK OPTION RESERVE (Details 1) - Amended And Restated 2021 Equity Incentive Plan [Member] - $ / shares			1 Months Ended
	Jun. 08, 2022	Jan. 13, 2021	Mar. 30, 2023	Jul. 27, 2022	Feb. 15, 2022	Jan. 19, 2022
Unvested Options [Member]
IfrsStatementLineItems [Line Items]
Risk free interest rate	3.05%	0.48%		2.83%	1.99%	1.11%
Expected dividend	0.00%	0.00%		0.00%	0.00%	0.00%
Expected volatility	111.00%	144.00%		112.00%	111.00%	116.00%
Expected life	6 years 3 months	6 years		5 years 9 months	6 years	6 years 3 months
Fair value of stock	$ 9.36	$ 17.11		$ 8.38	$ 7.20	$ 8.76
Vested Options [Member]
IfrsStatementLineItems [Line Items]
Risk free interest rate		0.48%
Expected dividend		0.00%
Expected volatility		139.00%
Expected life		5 years 6 months
Fair value of stock		$ 16.66
Unvested Options Grant One [Member]
IfrsStatementLineItems [Line Items]
Risk free interest rate			3.66%
Expected dividend			0.00%
Expected volatility			113.00%
Expected life			5 years 6 months
Fair value of stock			$ 2.43
Unvested Options Grant Four [Member]
IfrsStatementLineItems [Line Items]
Risk free interest rate			3.64%
Expected dividend			0.00%
Expected volatility			110.00%
Expected life			6 years 3 months
Fair value of stock			$ 2.48